Subsequent Events - Additional Information (Details) - Subsequent Event	Aug. 21, 2026	Aug. 20, 2026
American Depositary Shares
Subsequent Event [Line Items]
Share conversion ratio	0.05
Class A Ordinary Shares
Subsequent Event [Line Items]
Share conversion ratio	800	40
Restricted Shares Units | 2023 Share Incentive Plan II | American Depositary Shares
Subsequent Event [Line Items]
Share conversion ratio	0.05
Restricted Shares Units | 2023 Share Incentive Plan II | Class A Ordinary Shares
Subsequent Event [Line Items]
Share conversion ratio	800	40